SHARE-BASED COMPENSATION - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 23, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2018	Jul. 15, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term				10 years	10 years
Options granted (in shares)					2,109,912	1,828,128
Granted (in dollars per share)					$ 1.68113	$ 0.05051
Vested shares					0
Weighted-average grant-date fair value (in dollars per share)					$ 1.14	$ 0.04
Exercisable options (in shares)			708,624	708,624	336,556
Unrecognized compensation costs			$ 1,122	$ 1,122	$ 1,300
Intrinsic value of options exercised					$ 2,400
Exercised (in shares)					1,424,622	0
Option vested in fair value					$ 6,600
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	10 years
Options | Exercise Price Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	336,557
Granted (in dollars per share)	$ 0.001
Options | Exercise Price Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	66,029
Granted (in dollars per share)	$ 2.00
Options | Employees and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)						1,828,128
Options | Employees, Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term					10 years
Options granted (in shares)					1,707,326
Granted (in dollars per share)					$ 2.00
Vesting period					4 years
Investment Agreement | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares under grant							458,316	175,292
Maximum percentage of shares to be granted					15.00%
Expiration term				10 years	10 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		2,275,000	0	0
Percentage of outstanding shares		4.00%
2021 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	402,586